Cash Flow and Cash Equivalent Information (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Loss for the year	$ (22,537,000,000)	$ 27,266,000,000	$ (38,935,000,000)
Adjustments:
Income tax	13,586,000,000	8,072,000,000	9,219,000,000
Amortization and depreciation	344,000,000	438,000,000	292,000,000
Impaired trading properties	0	0	69,000,000
Impaired goodwill	0	0	(277,000,000)
Loss on sale of associates and joint ventures	0	0	258,000,000
Net gain / (loss) from fair value adjustment on investment properties	13,946,000,000	(37,740,000,000)	55,520,000,000
Result from sale of properties for sale	0	(382,000,000)	(34,000,000)
Disposals by concession maturity	0	11,000,000	2,000,000
Averaging of schedule rent escalation	693,000,000	244,000,000	570,000,000
Directors' fees	743,000,000	190,000,000	285,000,000
Financial results, net	(4,902,000,000)	10,390,000,000	1,297,000,000
Provisions and allowances	261,000,000	536,000,000	261,000,000
Share of profit of associates and joint ventures	(2,652,000,000)	267,000,000	(868,000,000)
Changes in operating assets and liabilities
Decrease / (Increase) in inventories	16,000,000	4,000,000	21,000,000
(Increase) / Decrease in trading properties	54,000,000	(23,000,000)	11,000,000
Decrease / (Increase) in trade and other receivables	581,000,000	1,526,000,000	534,000,000
(Decrease) / Increase in trade and other payables	(2,680,000,000)	(1,940,000,000)	(1,901,000,000)
(Decrease) / Increase in payroll and social security liabilities	10,000,000	(189,000,000)	(149,000,000)
Uses of provisions	(75,000,000)	(79,000,000)	(113,000,000)
Net cash generated by operating activities before income tax paid	$ 1,306,000,000	$ 7,569,000,000	$ 8,774,000,000